Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Leases
Leases

Note 7. Leases

In May 2023, the Company entered into 36-month operating lease, which provides for approximately 1,800 square feet of office space, that commenced on June 1, 2023 and ends on May 31, 2026. The lease required a $2,850 security deposit and monthly lease payments are $2,850 the first year of the lease, $2,964 the second year and $3,082 the third year. The Company or landlord may terminate the lease at the expiration date by giving to the other party written notice at least ninety (90) days prior to the expiration date. The lease may be renewed for a term of one (1) year.

Operating lease right-of-use (“ROU”) assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. ROU assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments arising from the lease. On the commencement date of the lease, the Company recorded $92,425 related to the ROU asset and lease liability.

The components of lease expense and supplemental cash flow information related to the lease for the period are as follows:

	Nine Months Ended September 30, 2025	Nine Months Ended September 30, 2024
Lease Cost
Operating lease cost (included in general and administrative in the Company’s statement of operations)	$27,486	$26,232

Other Information
Cash paid for amounts included in the measurement of lease liabilities for the nine months ended September 30, 2025 and 2024	$15,504	$25,650
Weighted average remaining lease term – operating leases (in years)	0.67 years	1.67 years
Average discount rate – operating lease	10%	10%

The supplemental balance sheet information related to leases for the period is as follows:

	At September 30, 2025	At December 31, 2024
Operating leases
Remaining right-of-use assets	$23,021	$47,096

Short-term operating lease liabilities	$23,954	$33,331
Long-term operating lease liabilities	$-	$15,158
Total operating lease liabilities	$23,954	$48,489

Maturities of the Company’s undiscounted lease liabilities are as follows:

Year Ending	Operating Leases
2025 (remaining)	9,246
2026	15,410
Total lease payments	24,656
Less: Imputed interest/present value discount	(702)
Present value of lease liabilities	$23,954

Note 11. Leases

On October 31, 2022, the Company signed a 120-day lease for 600 square feet of space in Hammonton, New Jersey to install and test its medical device equipment. The agreement required $2,500 upon signing the agreement and monthly payments of $2,500. The Company did not renew the lease agreement but used the facility on a month-to-month basis until a new location was found. During the year ended December 31, 2023, the Company paid $10,000 in lease expense related to this lease.

In May 2023, the Company entered into 36-month operating lease, which provides for approximately 1,800 square feet of office space, that commenced on June 1, 2023 and ends on May 31, 2026. The lease required a $2,850 security deposit and monthly lease payments are $2,850 the first year of the lease, $2,964 the second year and $3,082 the third year. The Company or landlord may terminate the lease at the expiration date by giving to the other party written notice at least ninety (90) days prior to the expiration date. The lease may be renewed for a term of one (1) year.

Operating lease right-of-use (“ROU”) assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. ROU assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments arising from the lease. On the commencement date of the lease, the Company recorded $92,425 related to the ROU asset and lease liability.

The components of lease expense and supplemental cash flow information related to the lease for the period are as follows:

	Year Ended December 31, 2024	Year Ended December 31, 2023
Lease Cost
Operating lease cost (included in general and administrative in the Company’s statement of operations)	$35,584	$20,757

Other Information
Cash paid for amounts included in the measurement of lease liabilities for the year ended December 31, 2024 and 2023	$34,998	$19,950
Weighted average remaining lease term – operating leases (in years)	1.41 years	2.42 years
Average discount rate – operating lease	10%	10%

The supplemental balance sheet information related to leases for the period is as follows:

	At December 31, 2024	At December 31, 2023
Operating leases
Remaining right-of-use assets	$47,096	$76,520

Short-term operating lease liabilities	$33,331	$28,838
Long-term operating lease liabilities	$15,158	$48,489
Total operating lease liabilities	$48,489	$77,327

Maturities of the Company’s undiscounted lease liabilities are as follows:

Year Ending	Operating Leases
2025	$36,394
2026	15,410
Total lease payments	51,804
Less: Imputed interest/present value discount	(3,315)
Present value of lease liabilities	$48,489